Environmental rehabilitation obligation and other provisions	12 Months Ended
Dec. 31, 2023
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Environmental rehabilitation obligation and other provisions	30. Environmental rehabilitation obligation and other provisions

Significant accounting judgements and estimates
Environmental rehabilitation obligation
The Group’s mining and exploration activities are subject to various laws and regulations governing the protection of the environment. The
Group recognises management’s best estimate for asset retirement obligations in the period in which they are incurred. Actual costs incurred in future periods could differ materially from the estimates. Additionally, future changes to environmental laws and regulations, life-
of-mine estimates and discount rates could affect the carrying amounts of these provisions.

These provisions are calculated using the following assumptions:
	Inflation rate	Discount rate	Discount period
2023
SA gold operations	7.0%	8.9% – 12.3%	1 – 25 years
SA PGM operations	7.0%	8.9% – 12.3%	1 – 48 years
US PGM operations	3.5%	4.0%	31 – 46 years
European operations	2.1%	3.1%	23 years
Australian operations	2.8%	3.7%	40 months
2022
SA gold operations	6.5%	7.8% – 11.5%	1 – 22 years
SA PGM operations	6.5%	7.8% – 11.6%	1 – 49 years
US PGM operations	4.0%	4.0%	31 – 43 years
European operations	2.5%	3.3%	24 years
2021
SA gold operations	6.0%	5.1% – 10.6%	1 – 24 years
SA PGM operations	6.0%	5.1% – 10.6%	1 – 50 years
US PGM operations	2.0%	1.9%	35 – 40 years

Onerous contract
The measurement of the onerous contract provision is subject to various inputs such as estimated revenue to be generated from the contract, which is impacted by pricing and volume assumptions, as well as estimated costs to be incurred such as production costs, which include overheads, labour and manufacturing input cost. Changes to these inputs could materially impact the cash flows  included in the measurement of the onerous contract provision. In addition, future negotiations on terminating the contract may result in a different total unavoidable cost to fulfil the contract.

Accounting Policy
Provisions are recognised when the Group has a present obligation, legal or constructive, resulting from past events and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognised as finance cost.
Environmental rehabilitation obligation
Long-term environmental obligations are based on the Group’s environmental management plans, in compliance with applicable environmental and regulatory requirements. The estimated costs of rehabilitation are reviewed annually and adjusted as appropriate for changes in legislation, technology or other circumstances. Cost estimates are not reduced by the potential proceeds from the sale of assets or from plant clean up at closure. Based on disturbances to date, the net present value of expected rehabilitation cost estimates is recognised and provided for in full in the financial statements. The estimates are reviewed annually and are discounted using a risk-free rate that is adjusted to reflect the current market assessments of the time value of money.
Annual changes in the provision consist of finance costs relating to the change in the present value of the provision and inflationary increases in the provision estimate, as well as changes in estimates. Changes in estimates are capitalised or reversed against the relevant asset or liability to the extent that it meets the definition of dismantling and removing the item and restoring the site on which it is located.
Costs that relate to an existing condition caused by past operations and do not have a future economic benefit are recognised in profit or loss. If a decrease in the liability exceeds the carrying amount of the asset, the excess is recognised immediately in profit or loss. The present value of environmental disturbances created are capitalised to mining assets against an increase in the environmental rehabilitation obligation. Rehabilitation projects undertaken, included in the estimates are charged to the provision as incurred. The cost of ongoing current programmes to prevent and control environmental disturbances is recognised in profit or loss as incurred. The unwinding of the discount due to the passage of time is recognised as finance cost, and the capitalised cost is amortised over the remaining lives of the mines.
Onerous contract provision
Onerous contract provisions are measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract, which is determined based on the incremental cost of fulfilling the obligation under the contract and an allocation of other cost directly related to fulfilling the contract. Before a provision is established, the Group recognises any impairment loss on the assets associated with the contract.

Figures in million – SA rand	Notes	2023	2022	2021
Environmental rehabilitation obligation	30.1	11,355	8,435	8,146
Other provisions	30.2	1,982	117	117
Balance at end of the year		13,337	8,552	8,263
Current portion of environmental rehabilitation obligation and other provisions		(832)	—	—
Non-current portion of environmental rehabilitation obligation and other provisions		12,505	8,552	8,263
30.1  Environmental rehabilitation obligation

Figures in million - SA rand	Notes	2023	2022	2021
Balance at beginning of the year		8,435	8,146	8,517
Interest charge	5.2	758	611	615
Utilisation of environmental rehabilitation obligation[1]		(274)	(236)	(236)
Change in estimates charged to profit or loss[2]		(82)	(183)	(178)
Change in estimates capitalised[2]		(419)	(85)	(638)
Environmental rehabilitation obligation on acquisition of subsidiaries	16	3,576	97	—
Derecognition with deemed disposal of interest in joint operation	19	(818)	—	—
Foreign currency translation		179	85	66
Balance at end of the year		11,355	8,435	8,146
Reconciliation of the non-current and current portion of the environmental rehabilitation obligation:
Environmental rehabilitation obligation		11,355	8,435	8,146
Current portion of environmental rehabilitation obligation		—	—	—
Non-current portion of environmental rehabilitation obligation		11,355	8,435	8,146
1The cost of ongoing current programmes to prevent and control environmental disturbances, including reclamation activities, is charged to cost of sales as incurred
2Changes in estimates result from changes in reserves and corresponding changes in life-of-mine, changes in discount rates, changes in closure cost estimates and changes in laws and regulations governing environmental matters
The Group’s mining operations are required by law to undertake rehabilitation works as part of their ongoing operations. The Group makes contributions into environmental rehabilitation obligation funds (see note 21) and holds guarantees to fund the estimated costs.
30.2  Other provisions

Figures in million - SA rand	Note	2023	2022	2021
Balance at beginning of the year		117	117	117
Onerous contract provision recognised[1]	8.1	1,865	—	—
Balance at end of the year		1,982	117	117
Other provisions consists of:
Onerous contract provision		1,865	—	—
Other		117	117	117
Other provisions		1,982	117	117
Reconciliation of the non-current and current portion of other provisions:
Other provisions		1,982	117	117
Current portion of other provisions[2]		(832)	—	—
Non-current portion of other provisions		1,150	117	117
1This is an onerous supply contract provision relating to the raw material used in the Sandouville nickel refinery's production process, which is purchased under a single supply contract maturing on 31 December 2027. Due to sustained losses incurred at the operation, the Group assessed whether the supply contract is onerous at the reporting date. Consequently, the Group determined whether the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. The unavoidable costs under a contract reflect the least net cost of exiting from the contract, which is the lower of the cost of fulfilling it and any compensation or penalties arising from failure to fulfil it. Based on this assessment, the Group recognised an onerous contract provision amounting to
R1,865 million, which represents the present value at 31 December 2023 of the penalty payable on early exiting the supply contract and the unavoidable losses to be incurred in meeting Sandouville's obligations under the contract during the notice period. Before the separate provision for the onerous contract was established, the
Group recognised an impairment loss on assets, partially dedicated to the contract (see note 10). The onerous contract provision was calculated based on an expectation of terminating the contract in line with the required notice period and discounted at a pre-tax rate of 5.75%, reflecting the risks specific to the provision
2The current portion at 31 December 2023 relates to the onerous contract provision
Post closure water management liability
The Group continues to monitor the potential risk of long-term acid and non-acidic mine impacted water and other groundwater pollution challenges also experienced by peer mining groups operating in similar geological settings. Acid mine drainage (AMD) specifically relates to the acidification and contamination of naturally occurring water resources by pyrite-bearing rock/ore contained in underground mines, rock dumps, tailings facilities and pits on surface.
Although progress has been made to determine the potential for AMD generation and other groundwater impacts, and how, where and if it will manifest and the resultant financial impact on our closure liability, as yet, the Group has not been able to reliably determine the financial impact that AMD and groundwater pollution may have on the Group, nor the timing of possible outflow. The quantification of any post-closure latent environmental impacts is deemed to become a requirement once the proposed amended Financial Provisioning
Regulations comes into effect (this date is yet to be announced). All water-related risks, whether operational or post-closure, are dealt with as part of our enterprise risk management framework.
As at 31 December 2023, closure liability assessments make financial provision of R3,458 million(undiscounted) for what it specifically termed “Post Closure Aspects”. This includes but is not limited to amongst others, post-closure water management aspects such as initial and post-decant surface and groundwater monitoring, wetlands, biomonitoring and aquatics monitoring and care-and-maintenance monitoring. This value includes a revised post closure water treatment scenario for the Marikana operations.
During the operational life-of-mine, pre-closure, the Group aims at investigating and implementing practical, sustainable and cost-
effective solutions that, where possible, reduces post-closure impacts as effectively as possible, whilst also promoting the establishment and implementation of self-sustaining ecosystems and processes, respectively, that would require very limited or no ongoing active management by the operation, in a post-closure scenario. This is directly aligned to the Group’s long-term vision of full water stewardship maturity by 2033.